CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Statement of Financial Position [Abstract]
Allowances for doubtful accounts	$ 1,252	$ 881
Common shares, no par value	$ 0.00	$ 0.00
Common shares, authorized	30,000,000	30,000,000
Common shares, issued	17,031,810	17,031,810
Common shares, outstanding	15,885,239	16,056,239
Treasury stock, at cost	1,146,571	975,571